15. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Preferred stock subscribed						$ 0	$ 475,000	$ 475,000	$ 60,000
Debt converted, amount converted	$ 306,750		$ 130,849	$ 3,798,000				5,075,000
Stock based compensation	$ 204,600			$ 199,035		$ 617,758	521,704	$ 736,186	27,707
Stock reserved for issuance	82,435,087					82,435,087		80,124,750
Beneficial conversion feature	$ 649,527		$ 438,000						2,072,000
Stock issued for acquisition, value		$ 2,478,422			$ 11,264,438			$ 11,264,438
Options [Member]
Options outstanding	750,000					750,000		750,000
Option exercise price	$ 1.00					$ 1.00		$ 1.0
Convertible Notes [Member]
Stock reserved for issuance	4,640,337					4,640,337		1,550,000
Conversion to Series A Preferred Stock [Member]
Stock reserved for issuance	75,000,000					75,000,000		75,000,000
Conversion to Series B Preferred Stock [Member]
Stock reserved for issuance	475,000					475,000		475,000
Exercise of Stock Options [Member]
Stock reserved for issuance	750,000					750,000		750,000
Exercise of Warrants [Member]
Stock reserved for issuance	2,319,750					2,319,750		2,344,750
AMS [Member]
Cash paid for acquisition									$ 726,747
Stock issued for acquisition, shares									981,765
AMS [Member] | GN [Member]
Cash paid for acquisition								$ 500,000	$ 500,000
Stock issued for acquisition, shares								2,500,000	2,500,000
Stock issued for acquisition, value								$ 5,800,000	$ 5,800,000
Unit Offering [Member]
Proceeds from sale of equity								$ 475,000
Unit description								One share of Series B Convertible Preferred Stock and one Common Stock Purchase Warrant
Private Placement [Member] | Convertible Debentures [Member]
Proceeds from convertible debt								$ 2,072,000
Debt converted, amount converted							2,072,000	2,072,000
Debt converted, interest converted							$ 130,212	$ 130,212
Debt converted, shares issued							5,505,530	5,505,530
Unit Offering [Member]
Proceeds from sale of equity								$ 1,550,000
Unit description								One share of common stock and one unsecured Convertible note
Beneficial conversion feature								$ 1,550,000